CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 416	$ 1,888
Related Parties	1,408	1,378
Other current assets	81	37
Total current assets	1,905	3,303
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation	50	30
INVESTMENTS IN NOCONSOLIDATED AFFILIATES	10,137	7,570
INVESTMENTS IN NON-CONSOLIDATED SUBSIDIARIES	4,429	4,993
Total assets	16,521	15,896
CURRENT LIABILITIES:
Current maturities of Debentures and long term loan	2,988	549
Short term loan	280
Accounts payables	557	124
Other accounts payable	2,091	1,083
Deferred revenues from nonconsolidated affiliates	5,658	9,052
Total current liabilities	11,574	10,808
ACCRUED SEVERANCE PAY	11
LONG TERM BANK LOAN	112	127
LONG TERM LOANS AND LIABILITIES	5,003	5,543
DEBENTURES		2,360
WARRANTS LIABILITY	2,045	544
COMMITMENTS AND CONTIGENCIES (Note 10)
TOTAL LIABILITIES	18,745	19,382
STOCKHOLDERS' DEFICIT:
Common shares of $0.001 par value each: Authorized: 1,750,000,000 shares at December 31, 2016 and 2015. Issued and outstanding: 279,151,681 shares and 180,502,443 shares at December 31, 2016 and December 31, 2015, respectively.	279	1,256
Proceeds on account of shares		165
Treasury shares	(28)	(28)
Accumulated Other Comprehensive Income	33
Additional paid-in capital	43,985	39,813
Accumulated deficit	(46,493)	(44,692)
Total Stockholders' Deficit	(2,224)	(3,486)
Total liabilities and Stockholders' Deficit	$ 16,521	$ 15,896